Financial Assets at Fair Value Through Other Comprehensive Income (Details) - Schedule of Financial Assets at Fair Value Through Other Comprehensive Income - CLP ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Schedule of Financial Assets at Fair Value Through Other Comprehensive Income [Line Items]
Total	$ 3,889,952	$ 2,762,388
Debt financial instruments
Schedule of Financial Assets at Fair Value Through Other Comprehensive Income [Line Items]
Total	3,598,366	2,687,485
Debt financial instruments | Chilean Central Bank and Government financial instruments
Schedule of Financial Assets at Fair Value Through Other Comprehensive Income [Line Items]
Total	2,825,238	1,473,604
Debt financial instruments | Other Chilean debt financial instruments
Schedule of Financial Assets at Fair Value Through Other Comprehensive Income [Line Items]
Total	3,484	5,006
Debt financial instruments | Foreign debt financial instruments
Schedule of Financial Assets at Fair Value Through Other Comprehensive Income [Line Items]
Total	769,644	1,208,875
Other financial instruments
Schedule of Financial Assets at Fair Value Through Other Comprehensive Income [Line Items]
Total	291,586	74,903
Other financial instruments | Commercial loans
Schedule of Financial Assets at Fair Value Through Other Comprehensive Income [Line Items]
Total	90,354	55,005
Other financial instruments | Mortgage loans
Schedule of Financial Assets at Fair Value Through Other Comprehensive Income [Line Items]
Total	$ 201,232	$ 19,898